Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)
Basis of accounting

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

On February 2, 2021, the Company announced that the following proposed resolution submitted for shareholder approval has been adopted and approved as a special resolution at the Company’s extraordinary general meeting of shareholders: All authorized Class A ordinary shares and Class B ordinary shares are re-designated and combined into one single class of ordinary shares, and subsequently each ordinary share is subdivided into four shares, effective as of February 5, 2021 (the “Share Subdivision”). As a result of this variation of share capital, the authorized share capital of Autohome Inc. shall be US$1,000,000,000 divided into 400,000,000,000 ordinary shares of a par value of US$0.0025 each, effective as of February 5, 2021. The Company also announced that, concurrently with the effectiveness of the variation of share capital of Autohome Inc., the ratio of ADS to ordinary share will be adjusted to one ADS representing four ordinary shares, beginning on February 5, 2021 (the “ADS Ratio Change”). Accordingly, because the Share Subdivision and ADS Ratio Change are exactly proportionate, the ADS Ratio Change, in and of itself, is neutral in its impact on the per-ADS trading price of Autohome Inc.’s ADSs on the New York Stock Exchange (“NYSE”), as the percentage interest in the Company represented by each ADS will not be altered. The number of issued and unissued ordinary shares as disclosed in these consolidated financial statements are prepared on a basis after taking into account the effects of the Share Subdivision and the ADS Ratio Change and have been retrospectively adjusted accordingly.

(b)
Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company or subsidiaries of the Company are the primary beneficiaries. All significant inter-company transactions and balances between the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries are eliminated upon consolidation. Results of acquired subsidiaries and VIEs are consolidated from the date on which control is transferred to the Company, or the Company obtains a controlling financial interest in the VIEs and VIEs’ subsidiaries.

(c)
Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Areas where management uses subjective judgment include, but are not limited to: estimation of variable consideration represented by sales rebates related to revenue transactions; initial valuation of the assets acquired and liabilities assumed in a business combination; fair value measurement of short-term investments; depreciation or amortization of long-lived assets and intangible assets; subsequent impairment assessment of long-lived assets, intangible assets, goodwill, other non-current assets and long-term investments; provision for expected credit loss for financial assets which are within the scope of ASC 326; accounting for deferred income taxes, assessment of fair value and estimate of forfeitures for share-based awards; and accretion of changes in the redemption value on the preferred shares owned by the noncontrolling shareholders. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)
Foreign Currency

The functional currency of Autohome Inc., its Cayman subsidiaries and Cheerbright, is the United States dollar (“US$”), whereas the Company’s subsidiaries and VIEs with operations in mainland China, Hong Kong, and other jurisdictions generally use their respective local currencies as their functional currencies as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in other operating income, net in the consolidated statements of comprehensive income.

Assets and liabilities of the Company and Company’s subsidiaries, other than the subsidiaries with the functional currency of RMB, are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at monthly average exchange rates prevailing during the fiscal year.

(e)
Convenience Translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.8972 on December 30, 2022 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)
Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, and time deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities of three months or less.

(g)
Short-term Investments

Short-term investments represent bank deposits and adjustable-rate financial products with original maturities of less than 1 year that are measured at fair value. In accordance with ASC 825, Financial Instruments, for adjustable-rate financial products with the interest rate indexed to performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as interest and investment income, net. As of December 31, 2022, the Company had an investment in an overdue financial product with fair value below its initial investment, and recognized the loss of RMB73.3 million (US$10.6 million) at “interest and investment income, net”.

(h)
Restricted Cash and Consolidated Statements of Cash Flows

Restricted cash primarily represents cash deposits in a regulatory escrow account related to insurance brokerage services and litigation-related restricted balance.

The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Amounts shown in Consolidated Balance Sheets:
Cash and cash equivalents	1,751,222	4,236,501	2,801,299	406,150
Restricted cash	17,926	95,055	14,175	2,055
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	1,769,148	4,331,556	2,815,474	408,205

(i)
Fair Value Measurements of Financial Instruments

Financial instruments of the Company primarily comprise of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, prepaid expenses and other current assets excluding prepayments and staff advances, other non-current assets excluding operating lease right-of-use assets, accrued expenses and other payables, and amounts due to related parties. The carrying values of these financial instruments excluding other non-current assets approximated their fair values due to the short-term maturity of these instruments.

ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(j)
Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

(k)
Intangible Assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets acquired in asset acquisitions are measured based on the cost to the acquiring entity, which generally includes transaction costs. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Technologies	5 years
Trademarks	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4-10 years
Database	5 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years

(l)
Long-term Investments

The Company’s long-term investments consist of equity method investments. Investments in entities in which the Company can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investments at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investments. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

(m)
Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2021 and 2022 was related to its acquisition of Cheerbright, China Topside and Norstar in June 2008, and its acquisition of TTP in December 2020. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Company) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Management has determined that the Company represents the lowest level within the entity at which goodwill is monitored for internal management purposes. Starting from January 1, 2020, the Company adopted ASU 2017-04, which simplifies the accounting for goodwill impairment by eliminating Step 2 from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss. Management evaluated goodwill for impairment by performing a qualitative assessment at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is in excess of its carrying amount as of December 31, 2021 and 2022. Therefore, no impairment loss was recorded for the years ended December 31, 2020, 2021 and 2022. At December 31, 2021 and 2022, goodwill was RMB3,941.82 million and RMB3,941.82 million (US$571.51 million), respectively.

If the Company reorganizes its reporting structure in a manner that changes the composition of one or more of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

(n)
Impairment of Long-Lived Assets and Intangibles

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a Company of long-lived assets may not be recoverable. When these events occur, the Company evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recorded for any of the years presented.

(o)
Revenue Recognition and Accounts Receivable

The Company’s revenues are derived from media services, leads generation services and online marketplace and others. Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The recognition of revenue involves certain management judgments including identification of performance obligations, standalone selling price for each performance obligation, estimation of variable consideration represented by sales rebates, etc. The Company provides rebates to agency companies based on cumulative annual advertising and service volume, and timeliness of their payments, which are accounted for as variable consideration. The Company estimate its obligations under such agreements by applying the most likely amount method, based on an evaluation of the likelihood of the agency companies’ achievement of the advertising and service volume targets, and the timeliness of their payments, after taking into account the agency companies’ purchase trends and history. A refund liability (included in accrued expenses and other payables) is recognized for expected sales rebates payable to agency companies in relation to advertising services provided. The Company recognizes revenue for the amount of fees it receives from its clients, after deducting these sales rebates, and net of VAT collected from customers. The Company believes that there will not be significant changes to its estimates of variable consideration and updates the estimate at each reporting period as actual utilization becomes available.

The Company determines revenue recognition through the following steps

•
identification of the contract, or contracts, with a customer;
•
identification of the performance obligations in the contract;
•
determination of the transaction price;
•
allocation of the transaction price to the performance obligations in the contract; and
•
recognition of revenue when, or as, the Company satisfies a performance obligation

Media services

Media services revenues mainly include revenues from automaker advertising services and regional marketing campaigns conducted by certain automobile brands’ regional offices. The majority of online advertising service contracts involve multiple deliverables or performance obligations presented on PC and mobile platforms and under different formats such as banner advertisements, links and logos, other media insertions and promotional activities that are delivered over different periods of time. Revenue is allocated among these different deliverables based on their relative standalone selling prices. The Company generally determines the standalone selling price as the observable price of a product or service charged to customers when sold on a standalone basis. Advertising services are primarily delivered based on cost per day (“CPD”) pricing model. For CPD advertising arrangements, revenue is recognized when the corresponding advertisements are published over the stated display period. For cost per thousand impressions (“CPM”) model, revenue is recognized when the advertisements are displayed and based on the number of times that the advertisement has been displayed. For cost-per-click (“CPC”) model, revenue is recognized when the user clicks on the customer-sponsored links and based on the number of clicks.

Leads generation services

Leads generation services primarily include revenues from (i) dealer subscription services, (ii) advertising services sold to individual dealer advertisers, and (iii) used car listing services. Under the dealer subscription services, the Company makes available throughout the subscription period a webpage linked to its websites and mobile applications where the dealers can publish information such as the pricing of their products, locations and addresses and other related information. Usually, advanced payment is made for the dealer subscription services and revenue is recognized over time on a straight-line basis as services are constantly provided over the subscription period. For the advertising services sold to individual dealers, revenue is recognized when the advertising is published over the stated display period. The used car listing services primarily include listing and display of used vehicles, generation of sales leads, etc, through the Company’s platform. The used car platform acts as a user interface that allows potential used car buyers to identify listings that meet their specific requirements and contact the seller. The service fee is charged per the number of displayed days, or quantity of sales leads delivered. Revenue is recognized respectively at a point in time upon the display of vehicles or the delivery of sales leads.

Online marketplace and others

Online marketplace and others revenue primarily consist of revenues related to (i) data products, (ii) new and used vehicle transaction platform, and (iii) auto financing services and others.

For the data products, the Company provides data-driven products and solutions for the automakers and dealers, and recognizes revenue over the service period of data-driven products and solutions by the automakers and dealers.

For the new and used vehicle transaction business, the Company provides platform-based services including facilitation of transactions, transaction-oriented marketing solutions, and generation of sales leads. For the new vehicle transaction, the Company acts as the platform for users to review automotive-related information and inquiry, and facilitates of transaction by delivering sales leads to the automakers. For the used vehicle transaction, the Company acts as a used car consumer-to-business-to-consumer transaction system that facilitates the used car transaction between the sellers and buyers and charge the service fee per each sale. The new and used vehicle transaction revenue is recognized at a point in time when the sales leads are delivered or upon the successful facilitation of transaction.

For the auto-financing business, the Company provides a platform which serves as a bridge to match users and automobile sellers that have auto financing needs with the Company’s cooperative financial institutions that offer a variety of products covering merchant loans, consumer loans, leases and insurance services. The auto-financing service fee is charged on a per sale or lead basis, and the service fee is recognized at a point in time when the sales leads are delivered or upon the successful facilitation of transaction. The company is not involved in providing the loans and has no further obligation once the revenue for the lead has been recognized.

Contract Balances and Accounts Receivable

Payment terms and conditions vary by contract and service types. However, generally speaking, excluding dealer subscription and used car listing, the rest of service contracts usually require payment within several months of service delivery. The term between billings and when payment is due is not significant and the Company generally does not provide significant financing terms. Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Company has satisfied its performance obligations and has the unconditional right to payment. Non-refundable payments in advance of revenue recognition are recorded as deferred revenue and recognized as revenue along with the fulfillment of performance obligations. Deferred revenue is primarily related to the advanced payment related to dealer subscription services and used car listings under leads generation services. The beginning balance of deferred revenue of RMB1,553.01 million (US$225.17 million) was fully recognized as revenue for the year ended December 31, 2022. Due to the impact of Covid 19 pandemic in December 2022, there was a 26% year-over-year decrease in contract liability balance for the year ended December 31, 2022.

Accounts receivable are carried at net realizable value. Prior to the adoption of ASC 326, an allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. On January 1, 2020, the Company adopted Accounting Standards Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”) using the modified retrospective transition method. ASC 326 replaces the existing incurred loss impairment model with a forward-looking current expected credit loss (“CECL”) methodology. The Company estimated the allowance by segmenting accounts receivable into groups based on certain credit risk characteristics and estimated the allowance for credit losses on receivables not sharing similar risk characteristic on an individual basis. The key factors considered when determining the allowances for credit losses include the historical loss experience, lifetime for debt recovery, financial performance of the customers, current and future economic conditions. An accounts receivable balance is written off after all collection effort has ceased.

Practical Expedients and Exemptions

The Company has elected to use the practical expedient to not disclose the remaining performance obligations for contracts that have durations of one year or less. Performance obligations to be recognized over a period in excess of one year are immaterial as of December 31, 2021 and 2022.

The revenue standard requires the Company to recognize an asset for the incremental costs of obtaining a contract with a customer if the benefit of those costs is expected to be longer than one year. The Company has determined that sales commission for sales personnel meet the requirements of capitalization. However, the Company applies a practical expedient to expense these costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

(p)
Cost of Revenues

Cost of revenues primarily consist of (i) operational costs, (ii) content costs, (iii) bandwidth and Internet Data Center (“IDC”) fees , (iv) tax surcharges and (v) depreciation & amortization expenses and others. Operational costs primarily include the transaction fees incurred on our platform, execution costs of service contracts, salaries and benefits, and share-based compensation expenses of related employees. Content costs are costs directly related to purchasing and producing the professionally-generated content displayed on our websites and mobile applications.

(q)
Advertising Expenditures

Advertising expenditures which amounted to RMB1,795.33 million, RMB1,341.62 million and RMB1,397.96 million (US$202.68 million) for the years ended December 31, 2020, 2021 and 2022, respectively, are expensed as incurred and are included in sales and marketing expenses.

(r)
Product Development Expenses

Product development expenses consist primarily of employee costs related to personnel involved in the development and enhancement of the Company’s service offerings on its websites and mobile applications, and expenditure for research and development activities. The Company recognizes these costs as expenses when incurred, unless they qualify for capitalization as software development costs. Capitalized software development costs have not been material for the periods presented.

(s)
Leases

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-02, Leases (“ASU 2016-02”). Further, as a clarification of the new guidance, the FASB issued several amendments and updates. The Company adopted the new lease guidance beginning January 1, 2019 by applying the modified retrospective method to those contracts that are not completed as of January 1, 2019, with the comparative information not being adjusted and continues to be reported under historic accounting standards. There is no impact to retained earnings at adoption.

The Company has elected to utilize the package of practical expedients at the time of adoption, which allows the Company to (1) not reassess whether any expired or existing contracts are or contain leases, (2) not reassess the lease classification of any expired or existing leases, and (3) not reassess initial direct costs for any existing leases. The Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Company did not recognize operating lease right-of-use (“ROU”) assets or operating lease liabilities.

The Company determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. The Company has operating leases for office buildings and data centers and has no finance leases as of December 31, 2021 and 2022. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the Company’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at commencement date, to determine the present value of lease payments. The incremental borrowing rates approximate the rate the Company would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Company’s lease agreements contain both lease and non-lease components, which are accounted for separately based on their relative standalone price.

As of December 31, 2021 and 2022, the Company recognized the following items related to operating lease in its consolidated balance sheets.

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Operating lease ROU assets	133,383	115,118	16,691
Operating lease liabilities, current portion	96,160	59,798	8,670
Operating lease liabilities, non-current portion	28,619	50,591	7,335

Lease cost recognized in the Company’s consolidated statements of comprehensive income is summarized as follows:

		Year ended December 31,
		2020	2021	2022
	Classification	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost		117,479	131,529	128,081	18,570
	Cost of revenues	21,658	28,798	21,695	3,145
	Operating expenses	95,821	102,731	106,386	15,425
Cost of other leases with terms less than one year		96,065	99,923	87,603	12,701
	Cost of revenues	86,253	88,567	79,274	11,493
	Operating expenses	9,812	11,356	8,329	1,208

Maturities of operating lease liabilities as of December 31, 2022 are as follows:

	Amounts
	RMB	US$
	(in thousands)
2023	64,341	9,329
2024	42,687	6,189
2025	12,050	1,747
2026	4,088	593
2027	1,973	286
Total lease payments	125,139	18,144
Less imputed interest	(14,750)	(2,139)
Total	110,389	16,005

As of December 31, 2021 and 2022, the Company’s weighted-average remaining lease term was 1.10 and 1.70 years, and weighted-average discount rate was 6.69% and 6.71%, respectively.

As of December 31, 2021 and 2022, the Company does not have any significant operating or finance leases that have not yet commenced. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company leased office space and data centers from its related party, Ping An Company for a total amount of RMB119.86 million, RMB138.01 million and RMB151.78 million (US$22.01 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

(t)
Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. For reconciliation of tax computed by applying the respective statutory income tax rate to pre-tax income, please see “ TAXATION” under Note 6 to our audited consolidated financial statements.

The Company applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expense”, in the consolidated statements of comprehensive income.

(u)
Earnings Per Share

Earnings per share are calculated in accordance with ASC 260-10, Earnings per Share: Overall. Basic earnings per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per share by application of the treasury stock method.

(v)
Comprehensive Income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income includes foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income. There have been no reclassifications out of accumulated other comprehensive income to net income for the years presented.

(w)
Noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiary which is not attributable, directly or indirectly, to the controlling shareholder. Noncontrolling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of comprehensive income to distinguish the interests from that of the Company.

(x)
Segment Reporting

In accordance with ASC 280-10, Segment Reporting: Overall, the Company’s chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company as a whole; hence, the Company has only one operating segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets and revenue are substantially located in and derived from mainland China, no geographical segments are presented.

(y)
Employee Benefits

The full-time employees of the Company’s PRC subsidiaries and VIEs are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total expenses for the employee benefits plans were RMB241.95 million, RMB418.52 million and RMB432.06 million (US$62.64 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

(z)
Share-based Compensation

Share-based awards granted to employees are accounted for under ASC 718, Compensation—Stock Compensation, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of comprehensive income. The Company has elected to recognize compensation expense using the straight-line method for all share-based awards granted with service conditions that have a graded vesting schedule. For awards with performance condition and multiple service dates, if the performance conditions are all set at inception and independent for each year, each tranche is accounted for as a separate award with its own requisite service period. Compensation cost is recognized over the respective requisite service period separately for each separately-vesting tranche as though each tranche of the award is, in substance, a separate award.

Under ASC 718, an entity can make an accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. The Company has elected to estimate the forfeiture rate at the time of grant and revise, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Company recognizes compensation cost for awards with performance conditions if and when the Company concludes that it is probable that the performance condition will be achieved. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment.

Forfeiture rates are estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. Subsequent to the IPO, fair value of the ADS in the US market or ordinary shares in the HK market is the price of the Company’s publicly traded shares.

The Company accounts for a change in any of the terms or conditions of share-based awards as a modification in accordance with ASC subtopic 718-20, Compensation-Stock Compensation: Awards Classified as Equity, whereby the incremental fair value, if any, of a modified award, is recorded as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

(aa)
Other operating income, net

Value Added Tax (“VAT”) refunds are presented as a component of other operating income, net. For Beijing Prbrownies Software Co., Ltd. (“Beijing Prbrownies”) and Tianjin Autohome Software Co., Ltd. (“Tianjin Autohome”, formerly known as Tianjin Autohome Data Information Technology Co., Ltd.)., they are subject to 13% VAT (or 16% VAT before April 1, 2019) for the dealer subscription services and other services, which were sold in the form of software products. Beijing Prbrownies and Tianjin Autohome are entitled to an immediate 10% VAT (or 13% before April 1,2019) refund, which is a refund in excess of 3% VAT on the total VAT payable, after their registration of software products with relevant authorities and obtaining a refund approval from the local tax bureau. For the years ended December 31, 2020, 2021 and 2022, RMB218.41 million, RMB231.45 million and RMB223.93 million (US$32.47 million) of VAT refunds were recorded as other operating income, net.

Other operating income, net also includes government grants, which primarily represent subsidies and tax refunds for operating a business in certain jurisdictions and fulfilment of specified tax payment obligations. These grants are not subject to any specific requirements and are recorded when received. For the years ended December 31, 2020, 2021 and 2022, RMB210.02 million, RMB51.69 million and RMB56.41million (US$8.18 million) of government grants were recorded as other operating income, net.

(bb)
Commitment and contingencies

From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

(cc)
Business Combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive loss.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree when obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income.

For the Company’s majority-owned subsidiaries and consolidated VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interests are classified as mezzanine equity. Consolidated net income on the consolidated statements of comprehensive income includes the net income/loss attributable to noncontrolling interests and mezzanine equity holders when applicable.

(dd)
Mezzanine Equity

The Company’s acquired subsidiary had issued preferred shares to the Company and other shareholders (Note 20), which could be converted into ordinary shares or redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the entity. Therefore, these preferred shares were accounted for as convertible redeemable noncontrolling interests in the consolidated balance sheets.

The Company accounts for the changes in accretion to the redemption value in accordance with ASC Topic 480, Distinguishing Liabilities from Equity. The Company accounts for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interest. According to different share purchase agreements, the accounting measurement varies among different rounds of issued preferred shares, which including (i) a percentage of the issue price, or (ii) the fair value of the underlying convertible redeemable noncontrolling interests or a percentage of the issue price, whichever is higher, and (iii) the fair value of the underlying convertible redeemable noncontrolling interests or the compound annual interests accrued on such convertible redeemable noncontrolling interests, whichever is higher.

For the determination of fair value, option pricing model was used. The major unobservable input used in the option pricing model included equity value of underlying business, which was determined by management using valuation techniques under the combination of income approach and market approach. The significant assumptions used in valuation included revenue growth rate, operating margin, discount rate and selection of valuation multiples.

(ee)
Recent Accounting Pronouncements

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Company for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

(ff)
Concentration of Risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. As of December 31, 2021, and 2022, cash and cash equivalents, restricted cash and short-term investments altogether amounting to RMB20,827.82 million and RMB22,095.07 million (US$3,203.48 million), respectively, were deposited with various major reputable financial institutions located in the PRC and international financial institutions outside of the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the creditworthiness of these financial institutions. The Company’s total cash and cash equivalents, restricted cash, and short-term investments held at three financial institutions in mainland China, representing 23.5%, 17.7% and 14.1% of the Company’s total cash and cash equivalents, restricted cash, and short-term investments as of December 31, 2022, respectively. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In the event of bankruptcy of one of the banks which holds the Company’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The Company continues to monitor the financial strength of these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers, which are exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring process of outstanding balances. The Company maintains reserves for allowance of doubtful accounts and these allowances have generally been within expectations. There was one customer and nil that individually represented greater than 10% of the total accounts receivable as of December 31, 2021 and 2022.

Business, customer, political, social and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows; changes in the overall demand for services and products; changes in business offerings; epidemic outbreak that may cause disruption to business operation of the Company, its customers and suppliers; competitive pressures due to new entrants; acceptance of the Internet as an effective marketing platform by China’s automotive industry; changes in certain strategic relationships or customer relationships; growth in China’s automotive industry, regulatory considerations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

There was no customer that individually represented greater than 10% of the total net revenues for the years ended December 31, 2020, 2021 and 2022, respectively.

Currency convertibility risk

The Company transacts majority of its business in RMB, which is not freely convertible into foreign currencies. According to the relevant regulations in mainland China, all foreign exchange transactions are required to take place either through the People’s Bank of China (“PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Most of the cash and cash equivalents and short-term investments held by PRC subsidiaries and the VIEs are denominated in RMB, while a portion of cash and cash equivalents and short-term investments held by PRC subsidiaries and the VIEs are denominated in US$. Cash distributed outside of mainland China by PRC subsidiaries and the VIEs are subject to PRC dividend withholding tax.

Foreign Currency exchange rate risk

Since July 21, 2005, the RMB was permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. There was appreciation of 6.7%, appreciation of 2.4%, and depreciation of 7.6% for the years ended December 31, 2020, 2021 and 2022, respectively. Any significant appreciation or depreciation of the RMB may materially and adversely affect the Company’s earnings and financial position, and the value of, and any dividends payable on, the Company’s ADSs in U.S. dollars. For example, to the extent that the Company need to convert U.S. dollars it received from its initial public offering into RMB to pay its operating expenses, appreciation of the RMB against the U.S. dollar would have an adverse effect on the RMB amount it would receive from the conversion. Conversely, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Company’s earnings, which in turn could adversely affect the price of ADSs.